EATON VANCE VARIABLE TRUST The Eaton Vance Building 255 State Street Boston, MA 02109 Telephone: (617) 482-8260 Telecopy: (617) 338-8354

CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Variable Trust (the “Registrant”) (1933 Act File No. 333-44010) certifies (a) that the form of prospectus and statement of additional information dated December 15, 2006 used with respect to Eaton Vance VT Large-Cap Value Fund do not differ materially from those contained in Post-Effective Amendment No. 10 (“Amendment No. 10”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 10 was filed electronically with the Commission (Accession No. 0000940394-06-001168) on December 15, 2006.

EATON VANCE VARIABLE TRUST

By: /s/ Maureen A. Gemma

Maureen A. Gemma, Assistant Secretary

Date: December 20, 2006

015_0331